REVENUE (Tables)	6 Months Ended
Jun. 30, 2019
Revenue [abstract]
Schedule of Revenue from Contracts with Customers
	Six months ended June 30,
	2018	2019	2019
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Revenue from contracts with customers
Sale of copper ores	—	1,403	204

Schedule of Disaggregated Revenue Information

Disaggregated revenue information

	Six months ended June 30,
	2018	2019	2019
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Type of goods
Sale of copper ores	—	1,403	204

Geographic market
Mainland China	—	1,403	204

Timing of revenue recognition
Goods transferred at a point in time	—	1,403	204